Stockholders' Equity - Summary of Shares Repurchased and Subsequently Retired and the Related Consideration Paid (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Class of Stock [Line Items]
Shares (in shares)	5.0	14.2	8.7
Amount	$ 117	$ 240	$ 183
Class A Common Stock
Class of Stock [Line Items]
Shares (in shares)	3.4	9.5	5.8
Amount	$ 79	$ 159	$ 122
Common Class B
Class of Stock [Line Items]
Shares (in shares)	1.6	4.7	2.9
Amount	$ 38	$ 81	$ 61